Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provisions, beginning	$ 17,293
Noncurrent liabilities [member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	17,293	$ 24,150
Increases	6,767	8,165
Result from exposure to inflation for the year	(14,199)	(15,022)
Provisions, ending	9,861	17,293
Current liabilities [member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	4,674	3,257
Increases	2,951	5,554
Decreases	(867)	(1,672)
Result from exposure to inflation for the year	(3,889)	(2,465)
Provisions, ending	$ 2,869	$ 4,674